Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000117929 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000117929 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000117929 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000117929 [Member] | Mitsubishi Estate Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000117929 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000117929 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000117929 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000117929 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000117929 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000117929 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000117929 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.90%
C000117929 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.50%
C000117929 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117929 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000117929 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000117929 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.60%
C000117929 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000117929 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	9.70%
C000117929 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000117929 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000117929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000074276 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074276 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074276 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000074276 [Member] | Mitsubishi Estate Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074276 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074276 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074276 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074276 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074276 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074276 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000074276 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.90%
C000074276 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.50%
C000074276 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.50%
C000074276 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000074276 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074276 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074276 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074276 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	9.70%
C000074276 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000074276 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000074276 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000074275 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074275 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074275 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000074275 [Member] | Mitsubishi Estate Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074275 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074275 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074275 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074275 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074275 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074275 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000074275 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.90%
C000074275 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.50%
C000074275 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.50%
C000074275 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000074275 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074275 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074275 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074275 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	9.70%
C000074275 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000074275 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000074275 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000074274 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074274 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074274 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000074274 [Member] | Mitsubishi Estate Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074274 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074274 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074274 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074274 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074274 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074274 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000074274 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.90%
C000074274 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.50%
C000074274 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.50%
C000074274 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000074274 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074274 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074274 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074274 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	9.70%
C000074274 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000074274 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000074274 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000074273 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074273 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074273 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000074273 [Member] | Mitsubishi Estate Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074273 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074273 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074273 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074273 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074273 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074273 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000074273 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.90%
C000074273 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.50%
C000074273 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.50%
C000074273 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000074273 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074273 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074273 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074273 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	9.70%
C000074273 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000074273 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000074273 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000074272 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074272 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074272 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000074272 [Member] | Mitsubishi Estate Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074272 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074272 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074272 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074272 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074272 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074272 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000074272 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.90%
C000074272 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.50%
C000074272 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.50%
C000074272 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000074272 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074272 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074272 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074272 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	9.70%
C000074272 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000074272 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000074272 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000074271 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074271 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074271 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000074271 [Member] | Mitsubishi Estate Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074271 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074271 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074271 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074271 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074271 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074271 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000074271 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.90%
C000074271 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.50%
C000074271 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.50%
C000074271 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000074271 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074271 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074271 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074271 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	9.70%
C000074271 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000074271 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000074271 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000074270 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074270 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074270 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000074270 [Member] | Mitsubishi Estate Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074270 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074270 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074270 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074270 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074270 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074270 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000074270 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.90%
C000074270 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.50%
C000074270 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.50%
C000074270 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000074270 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074270 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074270 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074270 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	9.70%
C000074270 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000074270 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000074270 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000074269 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074269 [Member] | Unibail Rodamco Westfield REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074269 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000074269 [Member] | Mitsubishi Estate Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074269 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074269 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074269 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074269 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074269 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074269 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000074269 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.90%
C000074269 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.50%
C000074269 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.50%
C000074269 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.80%
C000074269 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074269 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074269 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074269 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	9.70%
C000074269 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000074269 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000074269 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%